Shareholders' Equity (Details) $ / shares in Units, € in Millions, $ in Millions						1 Months Ended			12 Months Ended
	Dec. 04, 2020 shares	Dec. 01, 2020 shares	Sep. 01, 2020 $ / shares shares	Jul. 08, 2020 shares	Mar. 01, 2019 $ / shares shares	Jun. 16, 2021 $ / shares shares	Feb. 16, 2021	Jan. 29, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) shares	Sep. 11, 2019 shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares									245,000,000	37,452,359	37,452,359
Ordinary shares outstanding (in Shares) | shares									116,853,504	37,452,359	37,452,359
Exercise of options and warrants granted (in Shares) | shares												895,190
Corporate transaction									50.00%
Share-based compensation expense								$ 8.9
Compensation expense										$ 0.5
Additional shares authorized									10.00%
Weighted-average grant-date fair value (in Dollars per share) | $ / shares										$ 0.31
General and administrative									$ 0.6
Research and development expense									0.1
Unrecognized compensation expense									$ 6.9
Expense expected to be recognized									2 years 10 months 24 days
Awarded options to acquire shares (in Shares) | shares						850,000
Exercise price (in Dollars per share) | $ / shares						$ 10
Issued Warrants (in Shares) | shares			687,219		1,488,862
Outstanding shares percentage					6.50%
Resolved to issued warrants (in Shares) | shares				1,488,862
Subscription price per share (in Dollars per share) | $ / shares			$ 0.99		$ 0.95				$ 1.22
Planned to issue warrants (in Shares) | shares	413,313
Cash payment										$ 0.4	€ 0.4
Warrants issued description							On February 16, 2021, FREYR Legacy’s shareholders resolved to issue the 413,313 warrants with an exercise price of NOK 0.01.
Share-based compensation liability									$ 0.5
Third Party [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									$ 3.7	$ 0.5
Weighted-average grant-date fair value (in Dollars per share) | $ / shares									$ 10.17
General and Administrative Expense [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									$ 7.1	$ 0.1
Research and Development Expense [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									1.7
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									$ 0.2
Weighted-average grant-date fair value (in Dollars per share) | $ / shares									$ 3.62
FREYR AS [Member] | 2019 Plan [Member]
Shareholders' Equity (Details) [Line Items]
Number of additional shares authorized (in Shares) | shares		895,190